Investments and Loan Receivable (Details) - USD ($) $ in Millions		12 Months Ended
	May 04, 2022	Dec. 31, 2022	Dec. 31, 2021
Investments and loan receivable
Investments (Note 6)		$ 227.2	$ 235.9
Equity method investments		224.6	235.1
Cost of equity investments disposed of		1.1	4.6
Unrealized gains losses on available-for-sale investments
(Loss) gain on changes in the fair value of equity investments at FVTOCI		(42.3)	26.1
Income tax recovery (expense) in other comprehensive income		(5.6)	3.5
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax		(36.7)	22.6
Loan receivable			39.7
Repayment of loan	$ 42.7
Equity investments
Investments and loan receivable
Investments (Note 6)		224.6	235.1
Cost of equity investments disposed of		1.1
Gross proceeds from disposal		1.8	12.7
Unrealized gains losses on available-for-sale investments
(Loss) gain on changes in the fair value of equity investments at FVTOCI		(42.3)	26.0
Income tax recovery (expense) in other comprehensive income		(5.6)	3.4
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax		(36.7)	22.6
Labrador Iron Ore Royalty Corporation
Investments and loan receivable
Equity method investments		157.0	187.4
Other Equity Investments
Investments and loan receivable
Equity method investments		67.6	47.7
Warrants.
Investments and loan receivable
Investments (Note 6)		$ 2.6	$ 0.8